Accrued Expenses (Additional Information) (Detail) (Employee Severance [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Employee Severance [Member]
Accrued Expenses [Line Items]
Payroll-related	$ 141,000	$ 534,000